EATON VANCE INCOME FUND OF BOSTON
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109






                                  CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Income Fund of Boston (the "Registrant") (1933 Act File No. 2-42722) certifies (a) that the forms of prospectus and statement of additional information dated July 1, 1999 used with respect to the Institutional Shares of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 46 ("Amendment No. 46") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 46 was filed electronically with the Commission (Accession No. 0000950156-99-000435) on June 24, 1999.

                                         EATON VANCE INCOME FUND OF BOSTON


                                         By:/s/ Eric G. Woodbury
                                         Eric G. Woodbury, Assistant Secretary
Date: July 1, 1999